Goodwill and Identifiable Intangible Assets - Estimated Future Amortization Expense (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 10,096
2019	8,599
2020	8,413
2021	8,311
2022	7,761
Thereafter	32,556
Net Carrying Amount	$ 75,736